Debt - Revolving Credit Facility (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	May 31, 2025	Dec. 02, 2024	Oct. 07, 2024	Jun. 21, 2024
Revolving Credit Facility
Line of Credit Facility [Line Items]
Maturity date		Jun. 21, 2027
Maximum borrowing capacity		$ 650,000,000	$ 1,500,000,000	$ 650,000,000	$ 650,000,000	$ 100,000,000
Line of credit amount outstanding	$ 450,000,000	$ 0
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR
Commitment fee percentage	0.25%	0.25%
Revolving Credit Facility | Term Benchmark Loan
Line of Credit Facility [Line Items]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR
Term of variable rate		1 month
Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.75%
Interest rate floor		1.00%
Revolving Credit Facility | Federal Funds Effective Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Facility | Overnight Bank Funding Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Facility | SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.00%
Term of variable rate		1 month
Revolving Credit Facility | Term SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.75%
Interest rate floor		0.00%
Revolving Credit Facility | Term SOFR | Minimum
Line of Credit Facility [Line Items]
Term of variable rate		3 months
Revolving Credit Facility | Term SOFR | Maximum
Line of Credit Facility [Line Items]
Term of variable rate		6 months
Secured Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity					500,000,000
Unsecured Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 150,000,000
Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 175,000,000	$ 350,000,000